UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:_____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holding
                                              entries.

Institutional Investment Manager Filing this Report:

Name:          Institutional Capital Corporation
Address:       225 West Wacker Drive, Suite 2400
               Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/Robert J. Lukaszewicz   Chicago, Illinois      July 26, 2001
_________________________  __________________     _____________
     (Signature)              (City/State)             (Date)

Report Type (Check only one.):

[X]       13F Holdings Report (Check here if all holdings of this
     reporting manager are reported in this report.)

[   ]     13F Notice (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F Combination Report (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               61

Form 13F Information Table Value Total:      $14,024,565
                                             (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None




                           FORM 13F INFORMATION TABLE
                                                                                            Voting Authority
                               Title
                                of              Value     Shares/  Sh/ Put/ Invst Otr
Name of Issuer                 class  CUSIP   (x$1000)    Prn Amt  Prn Call Dsctn Mgr    Sole     Shd    None
--------------------           ----  ------    -------   --------  ---  --- ----- ---   -----     ---    ----
ABN Amro Holding ADR           COM   000937102     6,325    334,152  SH       Sole         334,152
AT&T Corp Liberty Media Group  COM   001957208   419,637 23,992,992  SH       Sole      22,612,142       1,380,850
AT&T Wireless Services Inc     COM   00209A106   147,573  9,025,852  SH       Sole       8,446,902         578,950
Abbott Laboratories            COM   002824100   465,613  9,698,241  SH       Sole       8,920,441         777,800
Allstate Corp                  COM   020002101   471,102 10,709,299  SH       Sole      10,017,149         692,150
American Electric Power Co Inc COM   025537101   377,812  8,183,056  SH       Sole       7,636,606         546,450
Avon Products Inc              COM   054303102   128,772  2,782,444  SH       Sole       2,598,644         183,800
BP Plc                         COM   055622104    11,966    240,050  SH       Sole         240,050
Bank One Corp                  COM   06423A103   225,488  6,298,547  SH       Sole       5,869,797         428,750
Bayer AG Sponsored ADR         COM   072730302     6,156    158,250  SH       Sole         158,250
Bayerische Moteren Werke AG Or COM     5756029     6,064    183,000  SH       Sole         183,000
Bristol Myers Squibb Co        COM   110122108   356,949  6,825,041  SH       Sole       6,518,666         306,375
Canadian Pacific Ltd           COM   135923100   371,099  9,576,729  SH       Sole       9,063,179         513,550
Caterpillar Inc                COM   149123101   242,484  4,844,825  SH       Sole       4,515,225         329,600
Citigroup Inc                  COM   172967101   686,683 12,995,511  SH       Sole      12,215,807         779,704
Conoco Inc Cl A                COM   208251306    43,346  1,537,100  SH       Sole       1,170,600         366,500
Conoco Inc Cl B                COM   208251405   362,050 12,527,669  SH       Sole      12,050,919         476,750
Diageo PLC ADR                 COM   25243Q205     9,887    224,950  SH       Sole         224,950
Electronic Data Systems Corp   COM   285661104   222,866  3,565,850  SH       Sole       3,325,475         240,375
Emerson                        COM   291011104   251,760  4,161,327  SH       Sole       3,891,852         269,475
Entergy Corp                   COM   29364G103   301,535  7,854,532  SH       Sole       7,290,282         564,250
FPL Group Inc                  COM   302571104   409,291  6,797,730  SH       Sole       6,366,405         431,325
Fannie Mae                     COM   313586109   532,363  6,252,053  SH       Sole       5,867,703         384,350
FleetBoston Financial Corp     COM   339030108   349,701  8,864,401  SH       Sole       8,333,801         530,600
GM Hughes Electronics Class H  COM   370442832   210,858 10,412,754  SH       Sole       9,771,204         641,550
Gannett Inc                    COM   364730101   362,721  5,504,110  SH       Sole       5,132,560         371,550
General Dynamics Corp          COM   369550108   265,948  3,417,916  SH       Sole       3,227,566         190,350
GlaxoSmithkline PLC ADR        COM   37733W105     9,821    174,750  SH       Sole         174,750
Groupe Bruxelles Lambert SA Or COM     7097328    11,414    203,450  SH       Sole         203,450
Gucci Group Inc ADR            COM   401566104     6,005     71,700  SH       Sole          71,700
Household International Inc    COM   441815107   451,956  6,775,949  SH       Sole       6,344,799         431,150
ING Groep N V ADR              COM   456837103    10,375    157,501  SH       Sole         157,501
International Business Machine COM   459200101   256,285  2,268,012  SH       Sole       2,121,637         146,375
Investor AB ord's              COM     5679591     5,201    408,400  SH       Sole         408,400
Kerr McGee Corp                COM   492386107   191,185  2,884,942  SH       Sole       2,695,392         189,550
Kimberly Clark Corp            COM   494368103   363,660  6,505,538  SH       Sole       6,090,463         415,075
Koninklijke Philips Electronic COM   500472303   421,211 15,936,821  SH       Sole      15,078,730         858,091
Loews Corp                     COM   540424108   474,849  7,369,993  SH       Sole       7,105,193         264,800
MetLife Inc                    COM   59156R108   544,635 17,580,216  SH       Sole      16,461,316       1,118,900
Muenchener Rueckver AG Ord Shr COM     5294121     6,235     22,350  SH       Sole          22,350
Nestle SA Sponsored Reg ADR    COM   641069406     7,815    146,900  SH       Sole         146,900
News Corp Ltd Class A Sponsore COM   652487802   214,851  6,631,223  SH       Sole       6,233,673         397,550
Nordea AB ADR                  COM     5888115     6,002  1,044,498  SH       Sole       1,044,498
Northrop Grumman Corp          COM   666807102   283,650  3,541,196  SH       Sole       3,361,546         179,650
Orient Express Hotels Ltd Cl A COM   G67743107    24,544  1,113,100  SH       Sole       1,086,200          26,900
Pharmacia Corporation          COM   71713U102   360,959  7,855,471  SH       Sole       7,390,372         465,099
Phillips Petroleum             COM   718507106   379,125  6,651,324  SH       Sole       6,263,074         388,250
Portugal Telecom SGPS SA ADR   COM   737273102     6,662    964,152  SH       Sole         964,152
Republic Services Inc          COM   760759100   169,211  8,524,471  SH       Sole       8,025,421         499,050
Sears Roebuck & Co             COM   812387108   328,154  7,755,954  SH       Sole       7,261,854         494,100
Suez Ord Shrs                  COM     7118047     6,436    199,850  SH       Sole         199,850
TRW Inc                        COM   872649108   152,462  3,718,588  SH       Sole       3,543,388         175,200
Target Corp                    COM   87612E106   263,009  7,601,429  SH       Sole       7,086,004         515,425
Texaco Inc                     COM   881694103   204,492  3,070,439  SH       Sole       2,868,314         202,125
Thermo Electron Corp           COM   883556102       897     40,653  SH       Sole          40,653
Tyco International Ltd         COM   902124106   381,998  7,009,148  SH       Sole       6,550,623         458,525
UBS AG ADR                     COM   H8920M855     5,801     40,850  SH       Sole          40,850
Verizon Communications Inc     COM   92343V104   257,443  4,812,005  SH       Sole       4,495,255         316,750
Wells Fargo and Co             COM   949746101   330,140  7,110,481  SH       Sole       6,640,981         469,500
Weyerhaeuser Co                COM   962166104   375,505  6,831,098  SH       Sole       6,402,823         428,275
WorldCom Inc - WorldCom Group  COM   98157D106   266,528 18,769,635  SH       Sole      17,666,485       1,103,150
REPORT SUMMARY                   61          14,024,565
